World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	275,663,896.38	17,593
Yield Supplement Overcollateralization Amount 04/30/25	15,719,375.24	0
Receivables Balance 04/30/25	291,383,271.62	17,593
Principal Payments	13,923,115.25	511
Defaulted Receivables	345,569.34	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	14,555,558.72	0
Pool Balance at 05/31/25	262,559,028.31	17,065

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.67%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,643,422.59	306
Past Due 61-90 days	1,715,890.05	81
Past Due 91-120 days	203,052.45	13
Past Due 121+ days	0.00	0
Total	8,562,365.09	400

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	418,997.47
Aggregate Net Losses/(Gains) - May 2025	(73,428.13)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	-0.08%
Second Prior Net Losses/(Gains) Ratio	-0.46%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.76%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	33.76

Flow of Funds	$ Amount
Collections	15,486,887.73
Investment Earnings on Cash Accounts	20,156.88
Servicing Fee	(242,819.39)
Transfer to Collection Account	-
Available Funds	15,264,225.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	688,207.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	8,023,515.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,312,355.89

Total Distributions of Available Funds	15,264,225.22

Servicing Fee	242,819.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	270,582,543.33
Principal Paid	13,104,868.07
Note Balance @ 06/16/25	257,477,675.26

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	126,402,543.33
Principal Paid	13,104,868.07
Note Balance @ 06/16/25	113,297,675.26
Note Factor @ 06/16/25	44.7993971%

Class A-4
Note Balance @ 05/15/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	98,700,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	30,350,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	15,130,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	847,001.26
Total Principal Paid	13,104,868.07
Total Paid	13,951,869.33

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	385,527.76
Principal Paid	13,104,868.07
Total Paid to A-3 Holders	13,490,395.83

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8371398
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9522901
Total Distribution Amount	13.7894299

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5244277
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.8183791
Total A-3 Distribution Amount	53.3428068

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	612.25
Noteholders' Principal Distributable Amount	387.75

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	5,058,901.50
Investment Earnings	18,268.05
Investment Earnings Paid	(18,268.05)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,610,501.54	$1,878,456.90	$1,682,059.42
Number of Extensions	78	86	77
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.61%	0.52%